Citigroup Mortgage Loan Trust 2024-INV1 ABS-15G

Exhibit 99.1 - Schedule 5(b)

Amortization Type
Appraisal Date
Appraisal Value At Origination
ATR Excempt
Borrower Original FICO Score
City
Co-Borrower Original FICO Score
Documentation Type
First Payment Date
First Rate Adjustment Date (ARMs)
Gross Margin
Index
Initial Interest Rate Cap (Change Down)
Initial Interest Rate Cap (Change Up)
Leasehold
Lien Position
Lifetime Maximum Rate
Lifetime Minimum Rate
Maturity Date
Mortgage Insurance
Mortgage Insurance Company Name
Mortgage Insurance Percent
Most Recent FICO Date
Occupancy Type
Original Amortization Term
Original Interest Only Flag
Original Interest Rate
Original Loan Amount
Original P&I
Original Term to Maturity
Prepayment Penalty Flag (Y/N)
Property Type
Purpose Of Loan Proceeds
QM Status
Rate Frequency
Sales Price
State
Subsequent Interest Rate Cap (Change Down)
Subsequent Interest Rate Cap (Change Up)
Underwriting Guidelines and Version
Zip Code